Right-of -Use Assets - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Interest expense on lease liabilities	¥ 7
Short-term leases expenses, charged to cost of revenue	201
Short-term leases expenses, charged to operating expenses	26
Cash outflow in financing activities	56
Principal elements of lease payments	63
Interest paid	¥ 7